Employee benefits	12 Months Ended
Dec. 31, 2023
Employee benefits
Employee benefits
Defined pension benefits
Switzerland International
($ in millions) 2023 2022 2023 2022
Benefit obligation at January

1,
2,457 3,434 3,572 5,115
Service cost 40 50 30 38
Interest cost 48 13 166 87
Contributions by plan participants 34 34 11 10
Benefit payments (134) (96) (236) (234)
Settlements (97) (92) (69) (36)
Benefit obligations of

businesses acquired

(divested)
— (328) — (2)
Actuarial (gain) loss 224 (478) 91 (1,075)
Plan amendments and

other
1 — 5 (3)
Exchange rate differences 261 (80) 99 (328)
Benefit obligation at December

31,

2,834 2,457 3,669 3,572
Fair value of plan assets

at January 1,

3,183 4,113 3,172 4,463
Actual return on plan

assets
147 (310) 178 (789)
Contributions by employer 18 37 89 58
Contributions by plan participants 34 34 11 10
Benefit payments (134) (96) (236) (234)
Settlements (97) (92) (69) (36)
Plan assets of businesses

acquired (divested)
— (414) 1 (1)
Exchange rate differences 325 (89) 93 (299)
Fair value of plan assets

at December 31,

3,476 3,183 3,239 3,172
Funded status — overfunded

(underfunded)
642 726 (430) (400)
The amounts recognized in Accumulated

other comprehensive loss

and Noncontrolling interests

were:
Defined pension benefits
December 31, ($ in millions) 2023 2022 2021
Net actuarial (loss) gain (1,439) (1,183) (1,540)
Prior service credit 39 56 72
Amount recognized

in OCI
(1)

and NCI
(2) (1,400) (1,127) (1,468)
Taxes associated with amount recognized
in OCI and NCI 311 266 352
Amount recognized

in OCI
(1)

and NCI, net of

tax
(3) (1,089) (861) (1,116)
(1)

OCI represents Accumulated other comprehensive loss and, in addition, includes $
14

million, $
37

million and $
28

million at December 31,
2023, 2022 and 2021, recognized for Other postretirement benefits.
(2)

NCI represents

Noncontrolling

interests.
(3)

NCI, net of tax, amounted to $
0

million, $
(1)

million and $
0

million at December 31, 2023, 2022 and

2021.
In addition, the following

amounts were recognized in the Company's

Consolidated Balance

Sheets:
Defined pension benefits
Switzerland International
December 31, ($ in millions) 2023 2022 2023 2022
Overfunded plans 642 726 137 189
Underfunded plans — current — — (16) (22)
Underfunded plans — non-current — — (551) (567)
Funded status — overfunded

(underfunded)
642 726 (430) (400)
December 31, ($ in millions) 2023 2022
Non-current assets
Overfunded pension plans 779 915
Other employee-related benefits 1 1
Pension and other employee

benefits
780 916
December 31, ($ in millions) 2023 2022
Current liabilities
Underfunded pension plans (16) (22)
Underfunded other postretirement

benefit plans
(3) (6)
Other employee-related benefits (14) (10)
Pension and other employee

benefits
(33) (38)
December 31, ($ in millions) 2023 2022
Non-current liabilities
Underfunded pension plans (551) (567)
Underfunded other postretirement

benefit plans
(18) (44)
Other employee-related benefits (117) (108)
Pension and other employee

benefits
(686) (719)
PBO exceeds fair value of plan

assets
ABO exceeds fair value of

plan assets
December 31, Switzerland International Switzerland International
($ in millions) 2023 2022 2023 2022 2023 2022 2023 2022
PBO — 9 2,315 2,274 — 9 2,311 2,274
ABO — 9 2,257 2,222 — 9 2,253 2,222
Fair value of plan assets — 9 1,749 1,689 — 9 1,745 1,689
Components of net periodic

benefit cost
Net periodic benefit cost mainly consisted

of the following:
Defined pension benefits
Switzerland International
($ in millions) 2023 2022 2021 2023 2022 2021
Operational pension cost:
Service cost 40 50 61 30 38 47
Operational pension cost 40 50 61 30 38 47
Non-operational pension

cost (credit):
Interest cost (credit) 48 13 (5) 166 87 72
Expected return on plan

assets
(129) (117) (116) (157) (153) (178)
Amortization of prior service

cost (credit)
(8) (9) (9) (2) (2) (2)
Amortization of net actuarial

loss
— — — 52 58 67
Curtailments, settlements

and special
termination benefits 13 4 1 19 7 7
Non-operational pension

cost (credit)
(1) (76) (109) (129) 78 (3) (34)
Net periodic benefit

cost (credit)
(36) (59) (68) 108 35 13
The components of net periodic benefit

cost other than the service

cost component are included

in
Non-operational pension cost (credit) in

the Consolidated Income Statements.
Assumptions
The following weighted-average

assumptions were used to determine projected

benefit obligations:
Defined pension benefits
Switzerland International
December 31, (in %) 2023 2022 2023 2022
Discount rate 1.4 2.2 4.5 4.8
Rate of compensation

increase

— — 1.7 1.8
Rate of pension increase — — 1.6 1.8
Cash balance interest credit

rate
2.0 2.0 3.2 2.7
For the Company’s significant benefit plans,

the discount rate used at each measurement

date is set based
on a high-quality corporate bond

yield curve (derived based on

bond universe information sourced

from
reputable third-party index and

data providers and rating agencies)

reflecting the timing, amount and currency
of the future expected benefit payments

for the respective plan. Consistent

discount rates are used across

all
plans in each currency zone, based

on the duration of the

applicable plan(s) in that zone. For plans

in the
other countries, the discount rate

is based on high quality corporate

or government bond yields

applicable in
the respective currency, as appropriate at each measurement

date with a duration broadly

consistent with the
respective plan’s obligations.
The following weighted-average

assumptions were used to determine

the “Net periodic benefit cost”:
Defined pension benefits
Switzerland International
(in %) 2023 2022 2021 2023 2022 2021
Discount rate 2.0 0.7 — 4.8 2.1 1.6
Expected long-term rate of

return on plan assets
4.0 3.3 3.0 5.0 3.7 4.0
Rate of compensation

increase
— — — 1.8 1.5 1.0
Cash balance interest credit

rate
2.0 1.3 1.0 2.7 2.1 2.1
The “Expected long-term rate of return

on plan assets” is derived

for each benefit plan by considering

the
expected future long-term return assumption

for each individual

asset class. A single long-term return
assumption is then derived for each

plan based upon the

plan’s target asset allocation.
Plan assets
The Company has pension plans

in various countries with the majority

of the Company’s pension liabilities
deriving from a limited number of

these countries.
The pension plans are typically

funded by regular contributions

from employees and the Company. These
plans are typically administered

by boards of trustees (which

include Company representatives)

whose
primary responsibilities include

ensuring that the plans meet their liabilities

through contributions and
investment returns. The boards of

trustees have the responsibility

for making key investment strategy
decisions within a risk-controlled

framework.
The pension plan assets are invested

in diversified portfolios

that are managed by third-party asset
managers, in accordance with local

statutory regulations, pension

plan rules and the respective plans’
investment guidelines, as approved

by the boards of trustees.
Plan assets are generally segregated

from those of the Company

and invested with the aim of

meeting the
respective plans’ projected future pension

liabilities. Plan assets are

measured at fair value at the balance
sheet date.
The boards of trustees manage

the assets of the pension

plans in a risk-controlled manner and

assess the
risks embedded in the pension

plans through asset/liability management

studies. Asset/liability management
studies typically take place every three years
. However, the risks of the plans are monitored

on an ongoing
basis.
The boards of trustees’ investment goal

is to maximize the long-term

returns of plan assets within

specified
risk parameters, while considering

the future liabilities and liquidity

needs of the individual plans.

Risk
measures taken into account include

the funding ratio of the plan, the likelihood

of extraordinary cash
contributions being required,

the risk embedded in each individual

asset class, and the plan asset portfolio as
a whole.
The Company’s global pension

asset allocation is the result of

the asset allocations of the individual

plans,
which are set by the respective boards

of trustees. The target asset allocation

of the Company’s plans on a
weighted-average basis is as

follows:
Target
(in %) Switzerland International
Asset class
Equity 13 15
Fixed income 56 68
Real estate 26 4
Other 5 13
Total 100 100
The actual asset allocations of the

plans are in line with the target

asset allocations.
Equity securities primarily include

investments in large-cap and

mid-cap publicly traded companies.

Fixed
income assets primarily include

corporate bonds of companies

from diverse industries and government
bonds. Both fixed income and equity

assets are invested either via

funds or directly in segregated

investment
mandates, and include an allocation

to emerging markets. Real estate

consists primarily of investments

in
real estate in Switzerland held in

the Swiss plans. The “Other” asset

class includes investments in

private
equity, insurance contracts, cash, and reflects a variety

of investment strategies.
Based on the above global asset allocation

and the fair values of the plan

assets, the expected long-term
return on assets at December 31, 2023,

is
4.6

percent. The Company and

the local boards of trustees
regularly review the investment performance

of the asset classes and individual

asset managers. Due to the
diversified nature of the investments,

the Company is of the opinion

that no significant concentration of

risks
exists in its pension fund assets.
At December 31, 2023 and 2022,

plan assets include ABB Ltd’s shares

(as well as an insignificant amount

of
the Company’s debt instruments) with a

total value of $
9

million and $
7

million, respectively.
The fair values of the Company’s pension

plan assets by asset class

are presented below. For further
information on the fair value hierarchy

and an overview of the Company’s

valuation techniques applied,

see
the “Fair value measures” section of

Note 2.
Not
subject to
Total
December 31, 2023 ($ in millions) Level 1 Level 2 Level 3 leveling
(1)
fair value
Asset class
Equity
Equity securities 64 64
Mutual funds/commingled

funds
751 751
Emerging market mutual

funds/commingled funds
76 76
Fixed income
Government and corporate

securities
160 953 1,113
Government and corporate—mutual

funds/commingled funds
2,410 2,410
Emerging market bonds—mutual

funds/commingled funds
367 367
Real estate 1,225 1,225
Insurance contracts 215 215
Cash and short-term

investments
99 85 184
Private equity 60 250 310
Total 323 4,642 275 1,475 6,715
Not
subject to
Total
December 31, 2022 ($ in millions) Level 1 Level 2 Level 3 leveling
(1)
fair value
Asset class
Equity
Equity securities 77 77
Mutual funds/commingled

funds
748 748
Emerging market mutual

funds/commingled funds
96 96
Fixed income
Government and corporate

securities
121 1,036 1,157
Government and corporate—mutual

funds/commingled funds
2,189 2,189
Emerging market bonds—mutual

funds/commingled funds
315 315
Real estate 1,172 1,172
Insurance contracts 57 57
Cash and short-term

investments
124 129 253
Private equity 54 237 291
Total 322 4,513 111 1,409 6,355
Amounts relate to assets measured using

the NAV practical expedient which are not subject to leveling
The Company applies accounting

guidance related to the presentation

of certain investments using

the net
asset value (NAV) practical expedient. This accounting

guidance exempts investments using

this practical
expedient from categorization within

the fair value hierarchy. Investments measured at NAV are primarily non exchange-traded commingled

or collective funds in private equity and

real estate where the fair value

of
the underlying assets is determined

by the investment manager. Investments in private

equity can never be
redeemed, but instead the funds will

make distributions through liquidation

of the underlying assets. Total
unfunded commitments for the private

equity funds were approximately

$
108

million and $
114

million at
December 31, 2023 and 2022, respectively.

The real estate funds are typically

subject to a lock-in period of
up to three years

after subscribing. After this period,

the real estate funds typically

offer a redemption notice
of three to twelve months.
Contributions
Employer contributions were as

follows:
Defined pension benefits
Switzerland International
($ in millions) 2023 2022 2023 2022
Total

contributions to

defined benefit
pension plans 18 37 89 58
Of which, discretionary

contributions to

defined benefit pension

plans
— — 67 18
The Company expects to contribute

approximately $
93

million to its defined benefit pension

plans in 2024. Of
these contributions, $ 4

million are expected to be non-cash

contributions.

The Company also contributes

to a number of defined contribution

plans. The aggregate expense for

these
plans in continuing operations

was $
293

million, $
269

million and $
278

million in 2023, 2022 and 2021,
respectively. Contributions to multi-employer plans were

not significant in 2023, 2022 and

2021.

Estimated future benefit payments
The expected future cash flows to be

paid by the Company’s plans

in respect of pension at December 31,
2023, are as follows:
Defined pension benefits
($ in millions) Switzerland International
2024 257 259
2025 219 261
2026 215 260
2027 205 266
2028 200 264
Years 2029 - 2033 909 1,267
Note 17
Employee benefits
The Company operates defined benefit

pension plans, defined

contribution pension plans,

and termination
indemnity plans, in accordance

with local regulations and

practices. At December 31, 2023,

the Company’s
most significant defined benefit pension

plans are in Switzerland

as well as in Germany, the United Kingdom,
and the United States. These plans

cover a large portion of the Company’s

employees and provide

benefits
to employees in the event of death,

disability, retirement, or termination of employment.

Certain of these
plans are multi
‑
employer plans. The Company also

operates other postretirement

benefit plans including
postretirement health care benefits

and other employee
‑
related benefits for active employees

including
long
‑
service award plans. The postretirement

benefit plans are not significant.

The measurement date used
for the Company’s employee benefit plans

is December 31. The funding

policies of the Company’s plans are
consistent with local government and

tax requirements.
The Company recognizes in its Consolidated

Balance Sheets the funded

status of its defined benefit pension
plans, postretirement plans and other

employee
‑
related benefits measured as

the difference between the fair
value of the plan assets and the benefit

obligation.
Unless otherwise indicated, the following

tables include amounts relating to

both continuing and discontinued
operations.
Obligations and funded status

of the plans
The change in benefit obligation,

change in fair value of plan

assets, and funded status recognized

in the
Consolidated Balance

Sheets were as follows:
The accumulated benefit obligation

(ABO) for all defined benefit pension

plans was $
6,427

million and
$ 5,953

million at December 31, 2023 and

2022, respectively. The projected benefit obligation

(PBO), ABO
and fair value of plan assets,

for pension plans with a PBO in excess

of fair value of plan assets or

ABO in
excess of fair value of plan assets,

was: